30. Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Information Tables
Financial information of segments
	2017	2016	2015
Net revenue from sales and services:
Ultragaz	6,069,340	5,365,524	4,621,242
Ipiranga	67,730,856	66,407,305	65,349,812
Oxiteno	3,957,584	3,700,703	4,082,479
Ultracargo	438,360	355,412	315,510
Extrafarma	1,869,466	1,578,210	1,336,255
	80,065,606	77,407,154	75,705,298
Others (1)	50,752	45,504	45,244
Intersegment sales	(108,936)	(99,703)	(95,268)
Total	80,007,422	77,352,955	75,655,274

Intersegment sales:
Ultragaz	2,217	2,942	3,027
Ipiranga	964	-	-
Oxiteno	919	2,519	2,576
Ultracargo	54,174	48,941	44,395
Extrafarma	-	-	-
	58,274	54,402	49,998
Others (1)	50,662	45,301	45,270
Total	108,936	99,703	95,268

Net revenue from sales and services, excluding intersegment sales:
Ultragaz	6,067,123	5,362,582	4,618,215
Ipiranga	67,729,892	66,407,305	65,349,786
Oxiteno	3,956,665	3,698,184	4,079,903
Ultracargo	384,186	306,471	271,115
Extrafarma	1,869,466	1,578,210	1,336,255
	80,007,332	77,352,752	75,655,274
Others (1)	90	203	-
Total	80,007,422	77,352,955	75,655,274

	2017	2016	2015
Operating income (expense):
Ultragaz	269,125	288,449	213,895
Ipiranga	2,415,534	2,383,585	2,154,606
Oxiteno	140,262	308,177	579,541
Ultracargo	74,880	127,904	(16,058)
Extrafarma	(36,854)	(5,577)	4,985
	2,862,947	3,102,538	2,936,969
Others (1)	3,973	3,172	24,561
Total	2,866,920	3,105,710	2,961,530

Share of profit (loss) of joint-ventures and associates:
Ultragaz	1,245	(39)	(55)
Ipiranga	(19,777)	(23,178)	(21,779)
Oxiteno	1,417	975	2,003
Ultracargo	1,578	(27)	699
	(15,537)	(22,269)	(19,132)
Others (1)	36,210	29,745	8,248
Total	20,673	7,476	(10,884)

Financial result, net	(474,296)	(842,576)	(703,338)
Income before income and social contribution taxes	2,413,297	2,270,610	2,247,308

Additions to property, plant, and equipment and intangible assets (excluding intersegment account balances):
Ultragaz	244,187	248,627	251,463
Ipiranga	1,077,318	911,927	921,634
Oxiteno	466,967	291,294	136,314
Ultracargo	105,028	81,166	24,463
Extrafarma	171,183	140,454	80,813
	2,064,683	1,673,468	1,414,687
Others (1)	22,626	17,365	24,248
Total additions to property, plant, and equipment and intangible assets (see Notes 12 and 13)	2,087,309	1,690,833	1,438,935
Asset retirement obligation – fuel tanks (see Note 19)	(537)	(483)	(625)
Capitalized borrowing costs	(22,243)	(23,980)	(25,207)
Total investments in property, plant, and equipment and intangible assets (cash flow)	2,064,529	1,666,370	1,413,103

Depreciation and amortization charges:
Ultragaz	182,833	158,193	143,207
Ipiranga	716,831	695,664	612,727
Oxiteno	153,110	149,716	158,261
Ultracargo	47,669	43,356	41,668
Extrafarma	60,856	42,666	23,744
	1,161,299	1,089,595	979,607
Others (1)	14,652	13,943	23,040
Total	1,175,951	1,103,538	1,002,647

Asset reclassification
	2017	2016
Total assets (excluding intersegment account balances):
Ultragaz	2,438,113	2,308,686
Ipiranga	15,410,667	11,663,289
Oxiteno	6,562,360	6,354,788
Ultracargo	1,394,087	1,535,815
Extrafarma	1,950,000	1,719,524
	27,755,227	23,582,102
Others (1)	585,095	577,568
Total	28,340,322	24,159,670

Fixed and intangible assets of the Company abroad
	2017	2016

United States of America (*)	511,912	264,478
Mexico	109,034	103,051
Uruguay	65,876	67,251
Venezuela	22,480	5,989
	709,302	440,769

Revenue from operations abroad
	2017	2016	2015
Net revenue:
Brazil	78,763,771	76,283,061	74,337,803
Mexico	190,205	183,124	215,141
Uruguay	33,873	33,782	37,938
Venezuela	54,788	25,393	158,020
Other Latin American countries	427,875	448,814	392,748
United States of America and Canada	292,709	158,280	166,277
Far East	72,469	57,662	190,160
Europe	119,097	97,261	101,931
Others	52,635	65,578	55,256

Total	80,007,422	77,352,955	75,655,274